Share-based compensation - Summary of activities of restricted shares and RSUs (Details) - Restricted shares and RSUs - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Unvested, beginning balance	14,597,666	23,277,695	18,762,437
Granted	899,005	1,714,158	3,137,540
Vested	(6,079,090)	(7,947,817)	(64,990,673)
Exercise of share options with shares issued to trusts			68,616,887
Forfeited/cancelled	(957,307)	(2,446,370)	(2,248,496)
Unvested, ending balance	8,460,274	14,597,666	23,277,695	18,762,437
Expected to vest, Number of Shares	7,164,224
Weighted Average Grant Date Fair Value
Unvested, beginning balance	$ 40.97	$ 41.21	$ 38.60
Granted	13.51	12.47	48.47
Vested	39.30	34.14	45.36
Exercise of share options with shares issued to trusts			47.71
Forfeited/cancelled	33.70	40.84	48.40
Unvested, ending balance	41.42	$ 40.97	$ 41.21	$ 38.60
Expected to vest, Weighted Average Grant Date	$ 41.85
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life	7 years 1 month 20 days	7 years 5 months 19 days	5 years 3 months 10 days	4 years 7 months 6 days
Expected to vest, Weighted Average Remaining Contractual	7 years 1 month 6 days